Shareholders’ Meetings (Details Narrative)	Apr. 27, 2021
Shareholders Meetings
Description of ordinary and extraordinary shareholders meeting	To approve edenor?s Annual Report and Financial Statements as of December 31, 2020;
Description of ordinary and extraordinary shareholders meeting	To allocate the $ 17,698 loss for the year ended December 31, 2020 (at the purchasing power of the currency at December 31, 2021 amounts to $ 26,704) to the partial absorption of the Discretionary reserve, under the terms of section 70, 3rd paragraph, of Business Organizations Law No. 19,550;